MASSMUTUAL SELECT FUNDS

Supplement dated September 19, 2013 to the

Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Delaware Management Company is now known as Delaware Investment Fund Advisers (“Delaware”).

Effective September 17, 2013, Timberline Asset Management LLC (“Timberline”) replaced The Boston Company Asset Management, LLC (“The Boston Company”) and Eagle Asset Management, Inc. (“Eagle”) as subadviser to the Small Company Growth Fund.

Effective September 17, 2013, the following information replaces the information found under Principal Investment Strategies on pages 82-83 for the Small Company Growth Fund.

The Fund invests primarily in equity securities of smaller companies that the Fund’s subadviser believes offers potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets in the securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P Small Cap 600 Index (as of August 31, 2013, between $47 million and $4.575 billion). Equity securities may include common stocks, rights, and warrants. While most assets typically will be invested in common stocks of U.S. companies, the Fund also may invest up to 20% of its total assets in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund may use futures contracts (including equity index futures contracts based primarily on the Russell 2000 Index) as a substitute for direct investments. Use of derivatives by the Fund may create investment leverage. The Fund may hold a portion of its assets in cash or cash equivalents.

The Fund’s subadviser, Timberline Asset Management LLC (“Timberline”) employs a growth-based investment approach and may perform a number of analyses in considering whether to buy or sell a security for the Fund. Timberline relies on fundamental research to identify small-cap companies that it believes are experiencing or will experience rapid earnings or revenue growth. Timberline may consider selling a stock when, in its judgment, the security reaches what is believed to be an unsustainable valuation, a company’s fundamentals deteriorate, the original investment thesis proved incorrect, or the industry dynamics have negatively changed.

The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.

Effective September 17, 2013, the following information replaces the information found under the heading Subadvisers and under the heading Portfolio Managers relating to the Small Company Growth Fund found on page 84 in the section titled Management:

Subadviser: Timberline Asset Management LLC

Portfolio Manager:

Kenneth A. Korngiebel, CFA is the Managing Director, Chief Investment Officer, and Lead Portfolio Manager at Timberline. He has managed the Fund since September 2013.

Effective September 17, 2013, the information for Eagle and The Boston Company on pages 117, and 123-124 relating to the Small Company Growth Fund under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds is hereby removed.

Effective September 17, 2013, the following information replaces similar information found under the heading Subadvisers and Portfolio Managers on page 124 in the section titled Management of the Funds:

Timberline Asset Management LLC (“Timberline”), a Delaware limited liability company with principal offices located at 805 SW Broadway, Portland, Oregon 97205, manages the investments of the Small Company Growth Fund and a portion of the portfolio of the Small Cap Growth Equity Fund. Timberline was founded in 2006. As of June 30, 2013, Timberline managed approximately $825.9 million in U.S. small and small/mid cap growth portfolios.

Timberline was added as a co-subadviser of the Small Cap Growth Equity Fund on September 12, 2012. Timberline replaced The Boston Company Asset Management, LLC and Eagle Asset Management, Inc. as subadviser of the Small Company Growth Fund on September 17, 2013.

Kenneth A. Korngiebel, CFA

is the portfolio manager of the Small Company Growth Fund and a portion of the Small Cap Growth Equity Fund. Mr. Korngiebel is Timberline’s Chief Investment Officer and Lead Portfolio Manager. He has been an investment professional since 1996, and joined Timberline at its inception in 2006.

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B3001M-13-07

MASSMUTUAL SELECT FUNDS

MassMutual Select Growth Opportunities Fund

Supplement dated September 19, 2013 to the

Summary Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Delaware Management Company is now known as Delaware Investment Fund Advisers (“Delaware”).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-02

MASSMUTUAL SELECT FUNDS

MassMutual Select Small Company Growth Fund

Supplement dated September 19, 2013 to the

Summary Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective September 17, 2013, Timberline Asset Management LLC (“Timberline”) replaced The Boston Company Asset Management, LLC (“The Boston Company”) and Eagle Asset Management, Inc. (“Eagle”) as subadviser to the Fund.

Effective September 17, 2013, the following information replaces the information found under Principal Investment Strategies.

The Fund invests primarily in equity securities of smaller companies that the Fund’s subadviser believes offers potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets in the securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P Small Cap 600 Index (as of August 31, 2013, between $47 million and $4.575 billion). Equity securities may include common stocks, rights, and warrants. While most assets typically will be invested in common stocks of U.S. companies, the Fund also may invest up to 20% of its total assets in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund may use futures contracts (including equity index futures contracts based primarily on the Russell 2000 Index) as a substitute for direct investments. Use of derivatives by the Fund may create investment leverage. The Fund may hold a portion of its assets in cash or cash equivalents.

The Fund’s subadviser, Timberline Asset Management LLC (“Timberline”) employs a growth-based investment approach and may perform a number of analyses in considering whether to buy or sell a security for the Fund. Timberline relies on fundamental research to identify small-cap companies that it believes are experiencing or will experience rapid earnings or revenue growth. Timberline may consider selling a stock when, in its judgment, the security reaches what is believed to be an unsustainable valuation, a company’s fundamentals deteriorate, the original investment thesis proved incorrect, or the industry dynamics have negatively changed.

The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.

Effective September 17, 2013, the following information replaces the information found under the heading Subadvisers and under the heading Portfolio Managers in the section titled Management:

Subadviser: Timberline Asset Management LLC

Portfolio Manager:

Kenneth A. Korngiebel, CFA is the Managing Director, Chief Investment Officer, and Lead Portfolio Manager at Timberline. He has managed the Fund since September 2013.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-03

MASSMUTUAL SELECT FUNDS

Supplement dated September 19, 2013 to the

Statement of Additional Information dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.

Delaware Management Company is now known as Delaware Investment Fund Advisers (“Delaware”).

Effective September 17, 2013, Timberline Asset Management LLC (“Timberline”) replaced The Boston Company Asset Management, LLC (“The Boston Company”) and Eagle Asset Management, Inc. (“Eagle”) as subadviser to the Small Company Growth Fund.

Effective September 17, 2013, the following information replaces the information for the Small Company Growth Fund found on page B-4 in the section titled General Information:

The subadviser for the Small Company Growth Fund is Timberline.

Effective September 17, 2013, the following information replaces similar information found on page B-50 in the first paragraph of the section titled Management Of The Trust:

The Trust has a Board comprised of ten Trustees, a majority of which are not “interested persons” (as defined in the 1940 Act) of the Trust. The Board is generally responsible for the management and oversight of the business and affairs of the Trust. The Trustees formulate the general policies of the Trust and the Funds, approve contracts, and authorize Trust officers to carry out the decisions of the Board. To assist them in this role, the Trustees who are not “interested persons” of the Trust (“Independent Trustees”) have retained independent legal counsel. As investment adviser and subadvisers to the Funds, respectively, MassMutual and Barrow Hanley, BlackRock, Brandywine Global, Columbia Management, Delaware, EARNEST Partners, Federated Clover, Frontier, Harris, Huber Capital Management, J.P. Morgan, Loomis Sayles, MFS, NFJ, NTI, PIMCO, Sands Capital, Systematic, T. Rowe Price, Timberline, Waddell & Reed, Wellington Management, Western Asset, and Western Asset Limited may be considered part of the management of the Trust. The Trustees and principal officers of the Trust are listed below together with information on their positions with the Trust, address, age, principal occupations, and other principal business affiliations during the past five years.

Effective September 17, 2013, the following information replaces the information found in the second paragraph on page B-91 under the heading Subadvisers in the section titled Investment Advisory and Other Service Agreements:

Timberline serves as subadviser for the Small Company Growth Fund.

Effective September 17, 2013, the following information replaces similar information found on page B-99 in the section titled Codes of Ethics:

The Trust, MassMutual, the Distributor, Barrow Hanley, BlackRock, Brandywine Global, Columbia Management, Delaware, EARNEST Partners, Federated Clover, Frontier, Harris, Huber Capital Management, J.P. Morgan, Loomis Sayles, MFS, NFJ, NTI, PIMCO, Sands Capital, Systematic, T. Rowe Price, Timberline, Waddell & Reed, Wellington Management, Western Asset, and Western Asset Limited have each adopted a code of ethics (the “Codes of Ethics”) pursuant to Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act. The Codes of Ethics permit Fund personnel to invest in securities, including securities that may be purchased or held by a Fund, for their own accounts, but require compliance with various pre-clearance requirements (with certain exceptions). The Codes of Ethics are on public file with, and are available from, the SEC.

Effective September 17, 2013, the information for Eagle found on pages B-161 – B-164 and The Boston Company found on pages B-241 and B-242 in the section titled Appendix B – Proxy Voting Policies is hereby deleted.

Effective September 17, 2013, the information for Eagle found on pages B-297 and B-298 and The Boston Company found on pages B-332 – B-337 in the section titled Appendix C – Additional Portfolio Manager Information is hereby deleted.

Effective September 17, 2013, the following information supplements the information for Timberline Asset Management LLC found beginning on page B-338 in the section titled Appendix C – Additional Portfolio Manager Information:

The portfolio manager of the Small Company Growth Fund is Kenneth A. Korngiebel.

Other Accounts Managed:

	Number of Accounts Managed*	Total Assets ($millions)*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets ($millions)*

Kenneth A. Korngiebel
Registered investment companies**	7	$608.77	0	$0
Other pooled investment vehicles	1	$4.99	0	$0
Other accounts	41	$212.14	0	$0

*	The information provided is as of June 30, 2013.
**	Does not include the Small Company Growth Fund.

Ownership of Securities:

As of June 30, 2013, the portfolio manager did not own any shares of the Small Company Growth Fund.

Effective September 17, 2013, the following information replaces similar information for Timberline Asset Management LLC found on pages B-338 and B-339 in the section titled Appendix C—Additional Portfolio Manager Information:

Conflicts of Interest:

The portfolio manager’s management of other accounts may give rise to potential conflicts of interest in connection with his management of the Funds’ investments, on the one hand, and the investments of the other accounts, on the other. The other accounts might have similar investment objectives as the Funds or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Funds. Timberline does not believe that these conflicts, if any, are material or, to the extent any such conflicts are material, Timberline believes that it has designed policies and procedures to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of the Funds. Because of his position with the Funds, the portfolio manager knows the size, timing and possible market impact of Fund trades. It is theoretically possible that the portfolio manager could use this information to the advantage of other accounts he manages and to the possible detriment of the Funds. However, Timberline has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of the portfolio manager’s management of the Funds and other accounts, which, in theory, may allow him to allocate investment opportunities in a way that favors other accounts over the Funds. This conflict of interest may be exacerbated to the extent that Timberline or its portfolio manager receives, or expects to receive, greater compensation from Timberline’s management of the other accounts than from the Funds. Notwithstanding this theoretical conflict of interest, it is Timberline’s policy to manage each account based on its investment objectives and related restrictions and, as discussed above, Timberline has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account’s investment objectives and related restrictions. For example, while the portfolio manager may buy for other accounts securities that differ in identity or quantity from securities bought for the Funds, such securities might not be suitable for the Funds given their investment objectives and related restrictions.

Compensation:

The Funds pay Timberline a fee based on the assets under management of the Funds as set forth in investment subadvisory agreements between Timberline and MassMutual. Timberline pays its investment professionals out of its total revenues and other resources, including the subadvisory fees earned with respect to the Funds. The following information relates to the period ended December 31, 2012.

All investment team members’ incentives (lead portfolio manager, co-portfolio managers and analyst) are determined by their individual contributions to the performance of Timberline’s portfolio strategies and by the pre-tax total return of the strategy composites versus their relevant benchmarks and their peers over the current year and the previous three years.

The two portfolio strategies and their benchmarks are:

•	Timberline Small Cap Growth Strategy: Russell 2000 Growth Index
•	Timberline Small/Mid Cap Growth Strategy: Russell 2500 Growth Index

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SAI B3001M-13-02